AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 97.1%
Communication Services - 13.7%
Hakuhodo DY Holdings, Inc. (Japan)	69,730	$1,068,106
ITV PLC (United Kingdom)*	1,196,698	1,830,529
Koninklijke KPN, N.V. (Netherlands)	877,472	2,894,347
Nippon Telegraph & Telephone Corp. (Japan)	70,060	2,004,958

Total Communication Services		7,797,940
Consumer Discretionary - 2.6%
Cie Generale des Etablissements Michelin SCA (France)	9,026	1,510,265
Consumer Staples - 13.5%
Carlsberg AS, Class B (Denmark)	15,474	2,505,715
Essity AB, Class B (Sweden)	73,236	2,064,552
Henkel AG & Co. KGaA (Germany)	25,349	2,002,850
Unilever PLC (United Kingdom)	22,400	1,148,715

Total Consumer Staples		7,721,832
Energy - 8.5%
Ampol, Ltd. (Australia)	148,988	3,156,015
TGS ASA (Norway)	159,880	1,721,493

Total Energy		4,877,508
Financials - 4.6%
DBS Group Holdings, Ltd. (Singapore)	54,760	1,438,374
Julius Baer Group, Ltd. (Switzerland)*	17,907	1,170,217

Total Financials		2,608,591
Health Care - 18.3%
GlaxoSmithKline PLC (United Kingdom)	141,345	3,154,256
Roche Holding AG (Switzerland)	6,849	2,650,559
Shionogi & Co., Ltd. (Japan)	48,730	2,777,252
Smith & Nephew PLC (United Kingdom)	110,344	1,876,618

Total Health Care		10,458,685
	Shares	Value
Industrials - 18.4%
dormakaba Holding AG (Switzerland)	3,969	$2,272,640
IMI PLC (United Kingdom)	107,405	2,399,728
Konecranes Oyj (Finland)	65,154	2,620,792
Smiths Group PLC (United Kingdom)	152,297	3,210,054

Total Industrials		10,503,214
Information Technology - 8.5%
Atea ASA (Norway)	169,388	2,868,703
Software AG (Germany)	51,682	1,990,041

Total Information Technology		4,858,744
Materials - 9.0%
Akzo Nobel, N.V. (Netherlands)	10,001	1,035,180
BASF SE (Germany)	28,621	2,192,051
HeidelbergCement AG (Germany)	27,651	1,924,194

Total Materials		5,151,425

Total Common Stocks (Cost $55,360,804)		55,488,204
Short-Term Investments - 1.2%
Other Investment Companies - 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	441,932	441,932
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	227,662	227,662

Total Short-Term Investments (Cost $669,594)		669,594
Total Investments - 98.3% (Cost $56,030,398)		56,157,798
Other Assets, less Liabilities - 1.7%		965,299
Net Assets - 100.0%		$57,123,097

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Beutel Goodman International Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks†	—	$55,488,204	—	$55,488,204
Short-Term Investments
Other Investment Companies	$669,594	—	—	669,594
Total Investments in Securities	$669,594	$55,488,204	—	$56,157,798

†	All common stocks held in the Fund are Level 2 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2022, was as follows:
Country	% of Long-Term Investments
Australia	5.7
Denmark	4.5
Finland	4.7
France	2.7
Germany	14.6
Japan	10.5
Netherlands	7.1
Norway	8.3
Singapore	2.6
Sweden	3.7
Switzerland	11.0
United Kingdom	24.6
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.